Cover page Document Information (Details)	Nov. 04, 2019
Document Information [Line Items]
Document Type	8-K
Entity Central Index Key	0000874766
Amendment Flag	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Period End Date	Nov. 04, 2019